15. Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off balance sheet financial instruments risk
	Contract or
	Notional Amount
	2015	2014

Unused portions of home equity lines of credit	$25,074,972	$23,519,696
Other commitments to extend credit	66,189,395	59,558,700
Residential construction lines of credit	3,658,037	2,308,167
Commercial real estate and other construction lines of credit	15,586,595	15,894,462
Standby letters of credit and commercial letters of credit	1,859,059	1,714,382
Recourse on sale of credit card portfolio	262,625	265,650
MPF credit enhancement obligation, net (see Note 16)	1,051,601	1,007,250